Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Components of Property, Plant and Equipment

	December 31,
	2014			2013
	Cost	Accumulated Depletion and Depreciation	Net Book Value	Cost	Accumulated Depletion and Depreciation	Net Book Value
Mining plant and equipment
Oyu Tolgoi, Mongolia (a)	$4,189,209	$(506,221)	$3,682,988	$4,100,275	$(261,862)	$3,838,413

	$4,189,209	$(506,221)	$3,682,988	$4,100,275	$(261,862)	$3,838,413

Mineral property interests
Oyu Tolgoi, Mongolia (b)	$920,822	$(87,615)	$833,207	$952,171	$(44,804)	$907,367
Other exploration projects	274	(266)	$8	1,252	(1,244)	8

	$921,096	$(87,881)	$833,215	$953,423	$(46,048)	$907,375

Other capital assets
Oyu Tolgoi, Mongolia	$29,969	$(17,088)	$12,881	$30,423	$(12,049)	$18,374
Other exploration projects	3,986	(3,706)	$280	4,656	(3,872)	784

	$33,955	$(20,794)	$13,161	$35,079	$(15,921)	$19,158

Capital works in progress
Oyu Tolgoi, Mongolia	$1,991,374	$-	$1,991,374	$2,000,324	$-	$2,000,324

	$1,991,374	$-	$1,991,374	$2,000,324	$-	$2,000,324

	$7,135,634	$(614,896)	$6,520,738	$7,089,101	$(323,831)	$6,765,270

(a)

On May 1, 2013, the Oyu Tolgoi mine’s ore processing infrastructure, including the concentrator, was in the condition and location necessary for its intended use. Therefore, on this date, costs associated with establishing and commissioning this infrastructure ceased being capitalized.

(b)

On January 1, 2013, the open pit at the Oyu Tolgoi mine commenced the production phase upon extraction of ore with more than de minimis amounts of saleable mineral material. Therefore, on this date, costs associated with developing the mine’s open pit ceased being capitalized.